Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
. Segment Information
In the third quarter of 2018, the Company completed a realignment of its business segments to maximize growth and improve its integration and collaboration across the enterprise. As a result of the realignment, L3 has the following three reportable segments: (1) ISRS, (2) C&NS and (3) Electronic Systems. The consolidated financial statements have been recast for this segment structure.
The Company evaluates the performance of its operating segments and reportable segments based on their sales, operating income and operating margin. Corporate expenses are allocated to the Company’s operating segments using an allocation methodology prescribed by U.S. Government regulations for government contractors. Accordingly, segment results include all costs and expenses, except for goodwill impairment charges, gains or losses related to business divestitures, and certain other items that are excluded by management for purposes of evaluating the operating performance of the Company’s business segments. Certain Corporate and segment expenses of $32 million for 2017 and $29 million for the years ended December 31, 2016 and 2015, that had previously been allocated to the Vertex Aerospace and NSS businesses were retained by the Company and were allocated to L3’s three reportable segments.
The tables below present net sales, operating income, depreciation and amortization, capital expenditures and total assets by reportable segment.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Net Sales
Products
ISRS	$2,540	$2,662	$2,696
C&NS	2,424	2,238	2,244
Electronic Systems	1,814	1,617	1,716
Elimination of intercompany sales	(45)	(64)	(56)
Total products sales	6,733	6,453	6,600

Services
ISRS	$1,463	$1,450	$1,403
C&NS	717	678	637
Electronic Systems	695	653	612
Elimination of intercompany sales	(35)	(24)	(21)
Total services sales	2,840	2,757	2,631
Consolidated total	$9,573	$9,210	$9,231

	Year Ended December 31,
	2017	2016	2015
	(in millions)

Operating income
ISRS	$348	$362	$312
C&NS	362	298	288
Electronic Systems	321	298	289
Segment total	1,031	958	889
Goodwill impairment charges(1)	—	—	(46)
Loss related to business divestitures(2)	—	—	(31)
Consolidated total	$1,031	$958	$812

Depreciation and amortization
ISRS	$87	$80	$83
C&NS	66	63	68
Electronic Systems	72	55	52
Consolidated total	$225	$198	$203

Capital Expenditures
ISRS	$74	$83	$77
C&NS	76	51	48
Electronic Systems	52	66	64
Corporate	22	10	6
Consolidated total	$224	$210	$195

Total Assets
ISRS	$4,135	$4,117	$4,219
C&NS	3,505	3,258	3,222
Electronic Systems	3,939	3,542	3,159
Corporate	709	467	345
Assets held for sale	135	—	—
Assets of discontinued operations	306	481	1,124
Consolidated total	$12,729	$11,865	$12,069
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(1)	Represents non-cash goodwill impairment charges recorded during 2015 of $46 million related to a business retained by L3 in connection with the sale of the NSS segment.

(2)	See Note 3 for information regarding the Company’s business divestitures.
Corporate assets not allocated to the reportable segments primarily include cash and cash equivalents, corporate office fixed assets, and deferred income tax assets.
The table below presents property, plant and equipment, net by geographic area.

	Year Ended December 31,
	2017	2016
	(in millions)
United States	$936	$960
All Other	174	147
Total	$1,110	$1,107

The Company’s sales attributable to U.S. and international customers, based on location of the customer, are summarized in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
U.S.	$7,344	$6,947	$6,734
International:
United Kingdom	335	331	336
Canada	280	297	281
Australia	268	254	321
China	167	67	83
South Korea	134	127	207
Japan	125	81	95
France	84	75	62
Other	836	1,031	1,112
Total international	2,229	2,263	2,497
Consolidated	$9,573	$9,210	$9,231

Net sales to principal customers are summarized in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
U.S. Government agencies(1)	$6,697	6,399	$6,120
Commercial	1,456	1,280	1,373
Foreign governments(1)	1,420	1,531	1,738
Consolidated	$9,573	9,210	$9,231
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(1)	Includes sales for which the Company is the prime contractor as well as sales based on the ultimate end customer for which the Company is a subcontractor.